Other assets (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Other assets.
Claim against the State for CIRR loans and concessionary loans	kr 3,915	kr 3,309
Cash receivables, funding operations	960	198
Other	105	49
Total	kr 4,980	kr 3,556